NON-CONTROLLING INTEREST	12 Months Ended
Dec. 31, 2024
Disclosure of noncontrolling interest [Abstract]
NON-CONTROLLING INTEREST

NOTE 26 - NON- CONTROLLING INTEREST

The following table includes information regarding the non-controlling interest of each direct and indirect subsidiary of Grupo Aval at December 31, 2024 and 2023:

December 31, 2024
			Non-controlling		Non-controlling		Dividends paid to non-
		Non-controlling	Interest share of		interest share of		controlling interest in
Entity	Country	Interest	equity		net income		the year
Corporación Financiera Colombiana S.A. (1)	Colombia	59.47%	Ps.	10,522,067	Ps.	776,960	Ps.	(495,436)
Banco Bogotá S.A.	Colombia	31.07%		2,560,159		230,718		(142,352)
Banco de Occidente S.A.	Colombia	27.73%		1,307,098		72,105		(28,379)
Sociedad Administradora de Fondos de Pensiones y Cesantías Porvenir S.A.	Colombia	24.24%		843,566		155,710		(2)
Banco Comercial AV Villas S.A.	Colombia	20.13%		311,730		(26,171)		(135)
Banco Popular S.A.	Colombia	6.26%		158,425		(32,932)		(1,026)
Aval Casa de Bolsa S.A. (2)	Colombia	13.60%		6,757		—		—
Aval Fiduciaria S.A. (2)	Colombia	3.27%		1,859		—		—
		Total	Ps.	15,711,661	Ps.	1,176,390	Ps.	(667,330)

(1)  Main indirect subsidiary.

(2)  Direct subsidiary as of December 31, 2024 (see note 25.4).

December 31, 2023
			Non-controlling		Non-controlling		Dividends paid to non-
		Non-controlling	Interest share of		interest share of		controlling interest in
Entity	Country	Interest	equity		net income		the year
Corporación Financiera Colombiana S.A.	Colombia	59.47%	Ps.	9,835,593	Ps.	1,166,399	Ps.	(555,084)
Banco Bogotá S.A.	Colombia	31.07%		2,395,427		138,297		(256,413)
Banco de Occidente S.A.	Colombia	27.73%		1,296,543		73,902		(61,931)
Sociedad Administradora de Fondos de Pensiones y Cesantías Porvenir S.A.	Colombia	24.24%		689,306		132,805		(128)
Banco Comercial AV Villas S.A.	Colombia	20.13%		328,655		(47,625)		(4,673)
Banco Popular S.A.	Colombia	6.26%		192,220		(25,665)		(37,704)
		Total	Ps.	14,737,744	Ps.	1,438,113	Ps.	(915,933)

The following table includes information regarding each direct and indirect subsidiary of Grupo Aval that has significant non-controlling interests to December 31, 2024, and 2023 (before eliminations):

December 31, 2024
											Cash Flow from
Entity	Assets		Liabilities		Total Income		Net Income		OCI - Controlling		operating activities
Corporación Financiera Colombiana S.A.	Ps.	60,633,378	Ps.	44,307,226	Ps.	31,182,332	Ps.	865,830	Ps.	843,617	Ps.	(521,510)
Banco Bogotá S.A.		150,719,626		133,877,249		21,859,888		1,098,248		22,520		2,288,431
Banco de Occidente S.A.		78,400,182		72,414,391		12,158,685		481,048		(47,342)		22,940
Sociedad Administradora de Fondos de Pensiones y Cesantías Porvenir S.A.		3,913,208		672,796		3,514,552		654,117		(18,642)		295,257
Banco Comercial AV Villas S.A.		19,167,670		17,477,831		3,333,816		(134,365)		117,164		(822,967)
Banco Popular S.A.		88,381,205		70,152,858		35,736,061		534,340		66,216		(925,651)
Aval Casa de Bolsa S.A.		188,911		139,218		124,549		807		(2,898)		30,100
Aval Fiduciaria S.A.	Ps.	281,792	Ps.	224,934	Ps.	314,889	Ps.	12,924	Ps.	(7,346)	Ps.	35,671

December 31, 2023
											Cash Flow from
Entity	Assets		Liabilities		Total Income		Net Income		OCI - Controlling		operating activities
Corporación Financiera Colombiana S.A.	Ps.	57,281,194	Ps.	41,759,075	Ps.	21,924,701	Ps.	1,530,167	Ps.	518,906	Ps.	462,627
Banco Bogotá S.A.		137,474,034		121,705,013		7,426,045		968,934		(470,967)		4,939,701
Banco de Occidente S.A.		68,601,785		62,913,703		3,751,270		479,557		(70,255)		1,527,081

December 31, 2023
						Cash Flow from
Entity	Assets	Liabilities	Total Income	Net Income	OCI - Controlling	operating activities
Sociedad Administradora de Fondos de Pensiones y Cesantías Porvenir S.A.	3,571,979	700,357	1,184,591	560,210	(14,502)	189,272
Banco Comercial AV Villas S.A.	18,913,324	17,171,402	1,144,236	(241,004)	34,174	(382,392)
Banco Popular S.A.	85,370,710	67,656,734	39,314,924	(184,616)	21,218	126,336